OFFIT VIF-U.S. GOVERNMENT SECURITIES FUND

                               520 Madison Avenue

                             New York, NY 10022-4213

September 27, 2002

Dear Shareholder,

         On September 1, 2001, Wachovia Corporation merged into First Union Corporation and management of the combined company undertook the process of comparing product offerings within the Wachovia and Evergreen mutual fund families in order to offer a more streamlined, complete and competitive set of mutual funds while serving the interests of shareholders. As a shareholder of OFFIT VIF-U.S. Government Securities Fund ("OFFIT Fund"), you are invited to vote on a proposal to merge OFFIT Fund into Evergreen Offit VA U.S. Government Securities Fund ("Evergreen Fund"), a mutual fund within the Evergreen Family of Funds (the "Merger"). The Board of Directors of The OFFIT Variable Insurance Fund, Inc. has approved the Merger and recommends that you vote FOR the proposal.

         From an investment management perspective, our primary goal is to always ensure a seamless transition and provide the continued service and performance you have come to expect from your money managers. At Evergreen Investments, we work within a team approach. Unlike consensus-driven team structures, Evergreen's team structure promotes an environment of creative competition to leverage individual ideas for the benefit of our teams and thus, our investors. Each of our teams generates its own research and analysis in an environment that encourages independent thinking and decision-making. Each team also has access to the best thinking of the other teams, leveraging our research across the entire organization. The result: all ideas are open to challenge and collaboration and sound ideas are shared across teams to the benefit of all clients.

         The OFFIT Funds investment managers will become an integral part of our team-based management process. Our portfolio managers and analysts as well as our newly integrated OFFIT managers will work together to focus on delivering superior results within carefully defined investment styles and within their areas of expertise.

         If approved by shareholders, this is how the merger will work:

o Your Fund will transfer its assets and identified liabilities to Evergreen Fund, a newly created series of Evergreen Variable Annuity Trust.

o Evergreen Fund will issue new shares that will be distributed to you in an amount equal to the value of your OFFIT Fund shares. You will receive Class 1 shares of Evergreen Fund. As a result of the Merger, you will receive the same number of shares as you currently hold, at the same total investment value.

o You will not incur any sales loads or similar transaction charges as a result of the Merger.

         The Merger is intended to be a non-taxable event for shareholders for federal income tax purposes. Details about Evergreen Fund's investment objective, portfolio management team, performance, etc., along with additional information about the proposed Merger, are contained in the attached prospectus/proxy statement. Please take the time to familiarize yourself with this information.

         Votes on the proposal will be cast at a special meeting of OFFIT Fund's shareholders to be held on November 1, 2002. If you have any questions about the proposals or the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 800-594-3978 (toll free). The expenses of the Merger, including the costs of soliciting proxies, will be paid by Evergreen Investment Management Company, LLC.

         If you own shares of OFFIT Fund as a result of your purchase of a variable annuity contract or variable life insurance policy issued by American General Life Insurance Company, Kemper Investors Life Insurance Company, or Security Equity Life Insurance Company ("Participating Companies"), you have the right to instruct your respective Participating Company how to vote the OFFIT Fund shares it holds under your annuity contract. Each Participating Company will vote any OFFIT Fund shares for which it does not receive voting instructions in proportionately the same manner - For, Against or Abstain - as shares for which it does receive instructions. Please follow the voting instructions as outlined on your proxy card. For purposes of this prospectus/proxy statement, an annuity contract or life insurance policy owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

         Thank you for taking this matter seriously and participating in this important process.

                                                              Sincerely,




                                                              F. Daniel Prickett
                                                              President

                    OFFIT VIF-U.S. GOVERNMENT SECURITIES FUND

                               520 Madison Avenue

                             New York, NY 10022-4213

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                         TO BE HELD ON NOVEMBER 1, 2002

         A Special Meeting (the "Meeting") of Shareholders of OFFIT VIF-U.S. Government Securities Fund ("OFFIT Fund"), a series of The OFFIT Variable Insurance Fund, Inc., will be held at the OFFIT Fund's offices at 520 Madison Avenue, New York, NY 10022-4213 on November 1, 2002, at 10:00 a.m., and any adjournments thereof, for the following purposes:

1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of August 30, 2002, providing for the acquisition of all the assets of OFFIT Fund by Evergreen Offit VA U.S. Government Securities Fund ("Evergreen Fund"), a series of Evergreen Variable Annuity Trust, in exchange for shares of Evergreen Fund and the assumption by Evergreen Fund of the identified liabilities of OFFIT Fund. The Plan also provides for distribution of those shares of Evergreen Fund to shareholders of OFFIT Fund in liquidation and subsequent termination of OFFIT Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of OFFIT Fund.

         2. To transact any other business which may properly come before th Meeting or any adjournment or adjournments thereof.

         On behalf of OFFIT Fund, the Board of Directors of The OFFIT Variable Insurance Fund, Inc. has fixed the close of business on August 30, 2002 as the record date for the determination of shareholders of OFFIT Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS ARE URGED TO PROVIDE THEIR VOTING INSTRUCTIONS TO AMERICAN GENERAL LIFE INSURANCE COMPANY, KEMPER INVESTORS LIFE INSURANCE COMPANY, OR SECURITY EQUITY LIFE INSURANCE COMPANY AS OUTLINED AT THE END OF THE PROSPECTUS/PROXY STATEMENT, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION. FOR PURPOSES OF THIS PROSPECTUS/PROXY STATEMENT, AN ANNUITY CONTRACT OR LIFE
INSURANCE POLICY OWNER IS REFERRED TO AS A "SHAREHOLDER" AND THE VOTING INSTRUCTION FORM IS REFERRED TO AS A "PROXY CARD."

                                By order of the Board of Directors

                                Vincent M. Rella

                                    Secretary

September 27, 2002

                   INFORMATION RELATING TO THE PROPOSED MERGER

                                       of

                   OFFIT VIF-U.S. GOVERNMENT SECURITIES FUND,

               a series of The OFFIT Variable Insurance Fund, Inc.

                                      into

               EVERGREEN OFFIT VA U.S. GOVERNMENT SECURITIES FUND,

                  a series of Evergreen Variable Annuity Trust

         This prospectus/proxy statement contains the information you should know before providing your voting instructions on the proposed merger ("Merger") of OFFIT VIF-U.S. Government Securities Fund ("OFFIT Fund") into Evergreen Offit VA U.S. Government Securities Fund ("Evergreen Fund"). For purposes of this prospectus/proxy statement, an annuity contract or life insurance policy owner is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card." If approved, the Merger will result in you receiving shares of Evergreen Fund in exchange for your shares of OFFIT Fund. The investment objective of each Fund is identical. Each Fund seeks to achieve a high level of current income.

         Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and the Merger is contained in the documents described in the box below, all of which have been filed with the Securities and Exchange Commission ("SEC").

                  MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE

----------------------------------------------------------------- ---------------------------------------------------------------
See:                                                              How to get these documents:
----------------------------------------------------------------- ---------------------------------------------------------------
----------------------------------------------------------------- ---------------------------------------------------------------
Prospectus for Evergreen Fund,  dated  September 16, 2002,  which The Funds make all of these documents  available to you free
accompanies this  prospectus/proxy statement.                           of charge if you:

                                                                  o        Call 800-594-3978, or
Prospectus for OFFIT Fund, dated April 25, 2002.                  o        Write the Funds at either address below.

Statement of  additional  information  for  Evergreen  Fund,       You can also obtain any of these documents for a fee from the dated September 16, 2002. SEC if you:

                                                                  o        Call the SEC at 202-942-8090,
Statement of additional information for OFFIT Fund, dated April
25, 2002.                                                         Or for free if you:
                                                                  o        Go to the EDGAR Database on the SEC's Website
Annual report for OFFIT Fund, dated December 31, 2001.            (http://www.sec.gov).

Semi-annual report for OFFIT Fund, dated June 30, 2002.           To ask questions about this prospectus/proxy statement:
                                                                  o        Call [866-515-0318- TRUE?], or
Statement of additional  information,  dated  September 27, 2002, o       Write to the Funds at either address below.
which relates to this prospectus/proxy  statement
and the Merger.
----------------------------------------------------------------- ---------------------------------------------------------------

         Information relating to each Fund contained in the Fund's prospectus and statement of additional information and OFFIT Fund's annual and semi-annual reports, as well as the statement of additional information relating to this prospectus/proxy statement, is incorporated by reference into this prospectus/proxy statement. This means that such information is legally considered to be part of this prospectus/proxy statement.

         The Securities and Exchange Commission has not determined that the information in this prospectus/proxy statement is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

         The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

              The address of Evergreen Fund is 200 Berkeley Street,  Boston,  MA
             02116 (Telephone: 800-343-2898). The address of OFFIT Fund is 520 Madison Avenue, New York, NY 10022-4213 (Telephone: 800-618-9510)

               PROSPECTUS/PROXY STATEMENT DATED SEPTEMBER 27, 2002

                                TABLE OF CONTENTS

SUMMARY..........................................................................................        4
     What are the key features of the Merger?....................................................        4
     How do the Funds' investment objectives, principal investment strategies and risks
         compare?................................................................................        4
     How do the Funds' sales charges and expenses compare?  Will I be able to buy, sell and
          exchange shares the same way?..........................................................        5
     How do the Funds' performance records compare?..............................................        6
     Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger?
         What will the advisory fee be after the Merger?.........................................        7
     What will be the primary federal tax consequences of the Merger?............................        8

RISKS............................................................................................        8
     What are the primary risks of investing in each Fund?.......................................        8
     Are there any other risks of investing in each Fund?........................................        10

MERGER INFORMATION...............................................................................        10
     Reasons for the Merger......................................................................        10
     Agreement and Plan of Reorganization........................................................        11
     Federal Income Tax Consequences.............................................................        12
     Pro-forma Capitalization....................................................................        13
     Distribution of Shares......................................................................        13
     Purchase and Redemption Procedures..........................................................        14
     Exchange Privileges.........................................................................        14
     Dividend Policy.............................................................................        14

INFORMATION ON SHAREHOLDERS' RIGHTS..............................................................        14
     Form of Organization........................................................................        14
     Capitalization..............................................................................        14
     Shareholder Liability.......................................................................        15
     Shareholder Meetings and Voting Rights......................................................        15
     Liquidation.................................................................................        15
     Liability and Indemnification of Directors/Trustees.........................................        15

VOTING INFORMATION CONCERNING THE MEETING........................................................        16
     Shareholder Information.....................................................................        17

FINANCIAL STATEMENTS AND EXPERTS.................................................................        18
LEGAL MATTERS....................................................................................        18
ADDITIONAL INFORMATION...........................................................................        18
OTHER BUSINESS...................................................................................        18
INSTRUCTIONS FOR EXECUTING PROXY CARDS...........................................................        19
INSTRUCTIONS FOR SHAREHOLDERS IN OFFIT VIF-U.S. GOVERNMENT SECURITIES............................        19
EXHIBIT A........................................................................................        A-1
EXHIBIT B........................................................................................        B-1

                                     SUMMARY

         This section summarizes the primary features and consequences of the Merger. This summary is qualified in its entirety by reference to the additional information contained elsewhere in this prospectus/proxy statement and its statement of additional information, in each Fund's prospectus and statement of additional information, OFFIT Fund's annual and semi-annual reports and in the Agreement and Plan of Reorganization.

[GRAPHIC OMITTED] What are the key features of the Merger?

         The Agreement and Plan of Reorganization (the "Plan") sets forth the key features of the Merger. For a complete description of the Merger, see the Plan, attached as Exhibit A to this prospectus/proxy statement. The Plan generally provides for the following:

o the transfer of all of the assets of OFFIT Fund to Evergreen Fund in exchange for shares of Evergreen Fund.


o the assumption by Evergreen Fund of the identified liabilities of OFFIT Fund. (The identified liabilities consist only of those liabilities reflected on OFFIT Fund's statement of assets and liabilities determined immediately preceding the Merger.)

o the liquidation of OFFIT Fund by distributing the shares of Evergreen Fund to OFFIT Fund's shareholders.

o the structuring of the Merger as a tax-free reorganization for federal income tax purposes.

         The Merger is scheduled to take place on or about November 8, 2002. The new shares you receive will have the same total value as your OFFIT Fund shares as of the close of business on the day immediately prior to the Merger.

         The Board of Directors of The OFFIT Variable Insurance Fund, Inc. including the Directors who are not "interested persons" (the "Independent Directors"), as that term is defined in the Investment Company Act of 1940 (the "1940 Act"), has concluded that the Merger would be in the best interest of OFFIT Fund and its shareholders, and that existing shareholders' interests will not be diluted as a result of the Merger. Accordingly, the Directors have submitted the Plan for the approval of OFFIT Fund's shareholders. The Trustees of Evergreen Variable Annuity Trust have also approved the Plan on behalf of Evergreen Fund.

[GRAPHIC OMITTED] How do the Funds' investment objectives, principal investment strategies and risks compare?

         The investment objective of Evergreen Fund and OFFIT Fund are identical and the investment strategies are substantially identical. Each Fund seeks to achieve a high level of current income.

         Each Fund is a non-diversified fund that pursues its investment objective by investing normally at least 80% of its assets in debt instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities, such as U.S. Treasury obligations, mortgage-backed securities, asset-backed securities, and collateralized mortgage obligations (CMOs) issued by U.S. government agencies, including but not limited to Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie
Mac) and the Government National Mortgage Association (Ginnie Mae). Each Fund also may invest up to 20% of its assets in other fixed income securities rated in the highest categories by a nationally recognized statistical rating organization or deemed to be of comparable quality, including foreign governmental debt obligations, non-U.S. dollar denominated debt obligations of the U.S. Government; and corporate debt obligations such as asset-back securities. Neither Fund is limited with regard to the maturities of the securities in which they may invest. Investment decisions are based on a continual evaluation of the supply and demand for capital, the current and future shape of the yield curve, underlying trends in the direction of interest rates and relative value among market sectors.

         Each Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Funds' principal investment strategies and investment goals and, if employed could result in lower returns and loss of market opportunity. Because both Funds have identical investment objectives and substantially identical investment strategies, it is not anticipated that the securities held by OFFIT Fund will be disposed of in significant amounts in connection with the Merger.

         The principal risks of investing in either of the Funds is interest rate risk (interest rate risk is triggered by the tendency for the value of debt securities to fall when interest rates go up) and credit risk (the value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time). Both Funds are subject to mortgage-backed securities risk (mortgage prepayment risk including loss of anticipated interest and principal and unique sensitivities to interest rates). Both Funds are also subject to foreign investment risk (political turmoil, economic instability and currency exchange fluctuations could adversely affect the value of foreign securities held by the Funds). And, both Funds are subject to non-diversification risk (a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in the portfolio of a fund which invests in numerous issuers). For a detailed comparison of the Funds' risks, see the section entitled "Risks".

         The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in each Fund's prospectus and statement of additional information.

[GRAPHIC OMITTED] How do the Funds' sales charges and expenses compare? Will I be able to buy, sell and exchange shares the same way?

         OFFIT Fund offers only one class of shares, while Evergreen offers two classes of shares: Class 1 and Class 2. Only Class1 shares of Evergreen Fund are involved in the Merger. You will not pay any front-end or deferred sales charge in connection with the Merger. The procedures for buying, selling and exchanging shares of the Funds are similar. For more information, see "Purchase and Redemption Procedures" and "Exchange Privileges".

         The following tables allow you to compare the fees and expenses of the two Funds. The table entitled "Evergreen Fund Pro Forma" shows you what the expenses are estimated to be assuming the Merger takes place.

Shareholder Fees (fees paid directly from your investment)


         The Funds do not assess any fees upon purchase or redemption. However, surrender charges, mortality and expense risk fees and other charges may be assessed by the participating insurance companies under the variable annuity contracts or variable life insurance policies owned by contract owners and plan participants. Such fees are described in the prospectus of such contracts or policies or in your plan documents.

      THIS TABLE DOES NOT REFLECT THE CHARGES AND FEES ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT OR POLICY.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

------------------------------------------------------ ---- ------------------------------------------------------
OFFIT Fund  (based on  expenses  for the fiscal  year  Evergreen  Fund Pro Forma (based on what the
ended   December  31,  2001)                           estimated  combined  expenses of Evergreen Fund Pro
                                                            forma would be for the fiscal year ending December
                                                            31, 2002)
------------------------------------------------------ ---- ------------------------------------------------------
----------- ------------ ------- ---------- ---------- ---- -------- ------------- -------- ----------- ----------
            Management   12b-1   Other      Total                    Management    12b-1    Other       Total
            Fees         Fees    Expenses   Fund                     Fees          Fees     Expenses    Fund
                                            Operating                                                   Operating
                                            Expenses1                                                   Expenses2
----------- ------------ ------- ---------- ---------- ---- -------- ------------- -------- ----------- ----------
----------- ------------ ------- ---------- ---------- ---- -------- ------------- -------- ----------- ----------
OFFIT          0.35%     0.00%     0.33%      0.68%         Class 1     0.35%       0.00%     0.29%       0.64%
Fund
Shares

----------- ------------ ------- ---------- ---------- ---- -------- ------------- -------- ----------- ----------

1 From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to decrease expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers. Including fee waivers, Total Fund Operating Expenses were 0.60%.

2 From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to decrease expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The Annual Fund Operating Expenses do not reflect fee waivers. Including fee waivers, Total Fund Operating Expenses are estimated to be 0.60%

         The table below shows examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in OFFIT Fund versus Evergreen Fund pro forma, assuming the Merger takes place, and are for illustration only. The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) currently applicable to each Fund, any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

                THE EXAMPLES DO NOT REFLECT THE FEES AND EXPENSES
              ASSESSED BY THE INSURANCE COMPANY UNDER YOUR CONTRACT
                 OR POLICY. IF THOSE FEES AND EXPENSES HAD BEEN
                      INCLUDED, YOUR COSTS WOULD BE HIGHER.

Examples of Fund Expenses

------------------------------------- --- ---------------------------------
OFFIT Fund                                Evergreen Fund (PRO FORMA)

------------------------------------- --- ---------------------------------
------------------------- ----------- --- ---------------------- ----------
After:                                    After:
------------------------- ----------- --- ---------------------- ----------
------------------------- ----------- --- ---------------------- ----------
After 1 year              $69             After 1 year           $65
------------------------- ----------- --- ---------------------- ----------
------------------------- ----------- --- ---------------------- ----------
After 3 years             $218            After 3 years          $205
------------------------- ----------- --- ---------------------- ----------
------------------------- ----------- --- ---------------------- ----------
After 5 years             $465            After 5 years          $357
------------------------- ----------- --- ---------------------- ----------
------------------------- ----------- --- ---------------------- ----------
After 10 years            $847            After 10 years         $798
------------------------- ----------- --- ---------------------- ----------

[GRAPHIC OMITTED] How do the Funds' performance records compare?

         The following tables show how OFFIT Fund has performed in the past. Evergreen Fund has been recently organized and has not yet engaged in any operations; consequently, it does not have an investment performance record. After the Merger, Evergreen Fund, as the successor to the OFFIT Fund, will assume and publish OFFIT Fund's investment performance record. Past performance is not an indication of future results.

Year-by-Year Total Return (%)

         The table below shows the percentage gain or loss for OFFIT Fund in each full calendar year since OFFIT Fund's inception on 4/1/1999. The table should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses. Separate account or contract fees charged by participating insurance companies are not reflected in this table. If these fees were reflected, returns for OFFIT Fund would be lower than those shown. For details on fees charged by participating insurance companies, refer to the prospectus of your variable annuity contract or variable life insurance policy.

------------------------------------
            OFFIT Fund

------------------------------------
----------- ------------- ----------
                `00          `01

----------- ------------- ----------
----------- ------------- ----------
30%

----------- ------------- ----------
----------- ------------- ----------
20%

----------- ------------- ----------
----------- ------------- ----------
10%            12.02%
----------- ------------- ----------
----------- ------------- ----------
5%                        6.52%
----------- ------------- ----------
----------- ------------- ----------
0

----------- ------------- ----------
----------- ------------- ----------
-5%

----------- ------------- ----------

                      Best Quarter: 3rd Quarter 2001 +5.00%

                     Worst Quarter: 4th Quarter 2001 -1.00%

         The next table lists OFFIT Fund's average annual total return over the past one year and since inception (through 12/31/2001). This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with an index. At the bottom of the table you can compare the Fund's performance with the Merrill Lynch 5 Year U.S. Treasury Index (MLUSTI). The MLUSTI is an unmanaged market index that provides a broad-based performance measure of the U.S. Treasury market consisting of securities with five-year maturities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2001)


-------------------------------------------------------------------------
                               OFFIT Fund

-------------------------------------------------------------------------
----------------------- ---------------- ------------ -------------------
                                Performance Since

                        Inception Date     1 year         Inception
----------------------- ---------------- ------------ -------------------
----------------------- ---------------- ------------ -------------------
Fund                       4/1/1999         6.52%           6.39%
----------------------- ---------------- ------------ -------------------
----------------------- ---------------- ------------ -------------------
MLUSTI                                      7.50%           6.46%
----------------------- ---------------- ------------ -------------------

     For a detailed discussion of the manner of calculating total return, please see each Fund's statement of additional information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date.

     Important information about OFFIT Fund is also contained in management's discussion of OFFIT Fund's performance. This information appears in OFFIT Fund's most recent Annual and Semi-annual Reports.

[GRAPHIC OMITTED] Who will be the Investment Advisor and Portfolio Manager of my Fund after the Merger? What will the advisory fee be after the Merger?

Management of the Funds

         The overall management of Evergreen Fund and OFFIT Fund is the responsibility of, and is supervised by, the Board of Trustees of Evergreen Variable Annuity Trust and the Board of Directors of The OFFIT Variable Insurance Fund, Inc., respectively.

Investment Advisor

         OFFITBANK Fund Advisors ("OFFITBANK") is the investment advisor to each Fund. The following are some key facts about OFFITBANK:

         -----------------------------------------------------------------------
         o Is a subsidiary of Wachovia Corporation (formerly named First Union Corporation), the 4th largest bank holding company in the United States based on total assets as of December 31, 2001.

         o Provides discretionary investment management services to mutual funds, high net worth individuals and family groups, foundations, endowments and corporations.

         o Manages over $1.05 billion in assets for 13 OFFIT Funds as of August 31, 2002. o Is located at 520 Madison Avenue, New York, NY 10022.

         -----------------------------------------------------------------------
Portfolio Management

         The day-to-day management of each Fund is handled by:

         -----------------------------------------------------------------------
         o A team of portfolio management professionals from OFFITBANK's Customized Fixed Income team, with team members responsible for various sectors.
         -----------------------------------------------------------------------

Advisory Fees

         For its management and supervision of the daily business affairs of Evergreen Fund, OFFITBANK is entitled to receive an annual fee equal to:

         -----------------------------------------------------------------------
         o        0.35% of the Fund's average daily net assets.
         -----------------------------------------------------------------------

[GRAPHIC OMITTED] What will be the primary federal tax consequences of the Merger?

         Prior to or at the time of the Merger, OFFIT Fund and Evergreen Fund will have received an opinion from Sullivan & Worcester LLP that the Merger has been structured so that no gain or loss will be realized by OFFIT Fund or its shareholders for federal income tax purposes as a result of receiving Evergreen Fund shares in connection with the Merger. The holding period and aggregate tax basis of shares of Evergreen Fund that are received by an OFFIT Fund shareholder will be the same as the holding period and aggregate tax basis of shares of OFFIT Fund previously held by such shareholder, provided that shares of OFFIT Fund are held as capital assets. In addition, the holding period and tax basis of the assets of OFFIT Fund in the hands of Evergreen Fund as a result of the Merger will be the same as they were in the hands of OFFIT Fund immediately prior to the Merger. No gain or loss will be recognized by Evergreen Fund upon the receipt of the assets of OFFIT Fund in exchange for shares of Evergreen Fund and the assumption by Evergreen Fund of OFFIT Fund's identified liabilities.

                                      RISKS

[GRAPHIC OMITTED] What are the primary risks of investing in each Fund?

         An investment in either Fund is subject to certain risks. The risk factors for the Funds are identical due to the substantially identical investment objectives and polices of the Funds. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following tables and discussions highlight the primary risks associated with an investment in each of the Funds.

---------------------------------------------------------------- --------------------------------------------------------------
OFFIT Fund                                                       Evergreen Fund

---------------------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                        Both Funds are subject to Interest Rate Risk.
                                            Both    Funds    invest    in   debt
                                                        securities.

-------------------------------------------------------------------------------------------------------------------------------

         Interest rate risk is triggered by the tendency for the value of debt securities and certain dividend paying stocks to fall when interest rates go up. If a Fund invests in debt securities and interest rates rise, then the value of the Funds' securities may decline. The longer the term of the bond or fixed income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. When interest rates go down, interest earned by the Funds on their investments may also decline, which could cause the Funds to reduce the dividend they pay.

---------------------------------------------------------------- ---------------

OFFIT Fund                                                       Evergreen Fund

---------------------------------------------------------------- ---------------
--------------------------------------------------------------------------------

                     Both Funds are subject to Credit Risk.
                            Both Funds invest in debt
                                  securities.

--------------------------------------------------------------------------------

         The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If a Fund invests in debt securities, the value of and total return earned on a shareholder's investment in a Fund may decline if an issuer fails to pay an obligation on a timely basis.

---------------------------------------------------------------- ---------------
OFFIT Fund                                                       Evergreen Fund

---------------------------------------------------------------- ---------------
--------------------------------------------------------------------------------

                    Both Funds are subject to Mortgage-Backed
                      Securities Risk. Both Funds invest in
                  mortgage-backed and asset-backed securities.

--------------------------------------------------------------------------------

         Like other debt securities, changes in interest rates generally affect the value of mortgage-backed securities and other asset-backed securities. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates. Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt instruments. Prepayment of mortgages may expose the Fund to a lower rate of return when it reinvests the principal. Prepayment risks in mortgage-backed securities tend to increase during periods of declining interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates.

---------------------------------------------------------------- ---------------
OFFIT Fund                                                       Evergreen Fund

---------------------------------------------------------------- ---------------
--------------------------------------------------------------------------------

               Both Funds are subject to Foreign Investment Risk.
     Both Funds may invest up to 20% of their assets in foreign securities.

--------------------------------------------------------------------------------

         Investments in foreign securities require consideration of certain factors not normally associated with investments in securities of U.S. issuers. For example, a change in the value of any foreign currency relative to the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Securities markets of foreign countries generally are not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid. Lack of liquidity may affect a Fund's ability to purchase or sell large blocks of securities and thus obtain the best price. In addition, a Fund may incur costs associated with currency hedging and the conversion of foreign currency into U.S. dollars and may be adversely affected by restrictions on the conversion or transfer of foreign currency. Other considerations include political and social instability, expropriation, the lack of available information, higher transaction costs (including brokerage charges), increased custodian charges associated with holding foreign securities and different securities settlement practices. When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares will be affected by changes in exchange rates.

---------------------------------------------------------------- ---------------
OFFIT Fund                                                       Evergreen Fund

---------------------------------------------------------------- ---------------
--------------------------------------------------------------------------------

               Both Funds are subject to Non-Diversification Risk.

                         Both Funds are non-diversified
                                     funds.

--------------------------------------------------------------------------------

         An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest up to 25% of its assets in a single issuer and up to 50% of its assets may consist of securities of only two issuers. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio than in the portfolio of a fund which invests in numerous issuers.

[GRAPHIC OMITTED] Are there any other risks of investing in each Fund?

         Both Funds may invest in futures and options which are forms of derivatives. Small price movements in the underlying asset could result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although these practices are intended to increase returns, they may actually reduce returns or increase volatility.

                               MERGER INFORMATION

Reasons for the Merger

         On September 1, 2001, and after approval by shareholders of both companies, Wachovia Corporation merged into First Union Corporation. In connection with that merger, First Union Corporation changed its name to "Wachovia Corporation" immediately after consummation of the merger. Prior to the merger, subsidiaries of Wachovia Corporation and First Union Corporation had managed the OFFIT family of funds and the Evergreen family of funds, respectively. Since September 1, 2001, management of this newly combined financial services company has undertaken the process of comparing product offerings within the OFFIT and Evergreen Fund families to determine opportunities for the elimination of duplicate products. The objective of the analysis was to ensure that a consolidated OFFIT and Evergreen Fund family offered a streamlined, more complete, competitive set of mutual funds, while serving the interests of the shareholders.

         All of the Directors of The OFFIT Variable Insurance Fund, Inc., including the Independent Directors, considered the Merger at a regular meeting held on June 13, 2002; they determined that the Merger was in the best interest of OFFIT Fund and its shareholders and that the interests of existing shareholders of OFFIT Fund would not be diluted as a result of the transactions contemplated by the Merger. In addition, Trustees of Evergreen Variable Annuity Trust considered and approved the Merger at a regular meeting held on June 20-21, 2002.

         If the Merger is approved by shareholders, the assets of OFFIT Fund will be purchased in exchange for shares of Evergreen Fund. The historical activities of OFFIT Fund will be carried out by the newly created Evergreen Fund, as a part of the larger Evergreen family of funds ("Evergreen Funds").

         In addition, the Directors considered among other things:

o        the terms and conditions of the Merger;

o the fact that the Merger would not result in the dilution of shareholders' interests;

o compatibility of the Funds' investment objectives and principal investment strategies;

o                 the fact that Evergreen  Investment  Management  Company,  LLC
                  (EIMC) will bear the expenses incurred by OFFIT Fund and Evergreen Fund in connection with the Merger;

o the fact that Evergreen Fund will assume the identified liabilities of OFFIT Fund;

o the fact that the Merger is expected to be tax free for federal income tax purposes;

o alternatives available to shareholders of OFFIT Fund, including the ability to redeem their shares taking into consideration possible limitations and penalties assessed on redemptions by participating insurance companies;

o the service features and distribution resources available to shareholders of the Funds.

         During their consideration of the Merger, the Directors of The OFFIT Variable Insurance Fund, Inc. met with Fund counsel and counsel to the Independent Directors regarding the legal issues involved.

         Accordingly, for the reasons noted above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, the Directors of The OFFIT Variable Insurance Fund, Inc. concluded that the proposed Merger would be in the best interest of OFFIT Fund and its shareholders.

         The Trustees of Evergreen Variable Annuity Trust considered the benefit of adding a product identical to OFFIT Fund to Evergreen Fund and approved the Merger on behalf of Evergreen Fund.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (The Form of which is Exhibit A hereto).

         The Plan provides that Evergreen Fund will acquire all of the assets of OFFIT Fund in exchange for shares of Evergreen Fund and the assumption by Evergreen Fund of the identified liabilities of OFFIT Fund on or about November 8, 2002 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, OFFIT Fund will endeavor to discharge all of its known liabilities and obligations that are due and payable on the Closing Date. Evergreen Fund will not assume any liabilities or obligations of OFFIT Fund other than those reflected in an unaudited statement of assets and liabilities of OFFIT Fund prepared as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately prior to the Closing Date (the "Valuation Time"). Evergreen Fund will provide the Directors of The OFFIT Variable Insurance Fund, Inc. with certain indemnifications as set forth in the Plan.

         The number of full and fractional shares of Evergreen Fund to be received by the shareholders of OFFIT Fund will be determined by multiplying the number of full and fractional shares s of OFFIT Fund by a factor which shall be computed by dividing the net asset value per share of OFFIT Fund by the net asset value per share of Evergreen Fund. Such computations will take place as of the Valuation Time. The net asset value per share will be determined by dividing assets, less liabilities, by the total number of outstanding shares.

         The custodian for the Funds will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the prospectus and statement of additional information of Evergreen Fund, Rule 22c-1 under the 1940 Act, and the interpretations of such Rule by the SEC's Division of Investment Management.

         As soon after the Closing Date as conveniently practicable, OFFIT Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of Evergreen Fund received by OFFIT Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of OFFIT Fund's shareholders on Evergreen Fund's share records of its transfer agent. Each account will receive the respective pro rata number of full and fractional shares of Evergreen Fund due to the Fund's shareholders. All issued and outstanding shares of OFFIT Fund, including those represented by certificates, will be canceled. The shares of Evergreen Fund to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, OFFIT Fund will be terminated.

         The consummation of the Merger is subject to the conditions set forth in the Plan, including approval by OFFIT Fund's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of OFFIT Fund's shareholders, the Plan may be terminated (a) by the mutual agreement of OFFIT Fund and Evergreen Fund; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         Whether or not the Merger is consummated, EIMC will pay the expenses incurred by OFFIT Fund and Evergreen Fund in connection with the Merger (including the cost of any proxy-soliciting agent). No portion of the expenses will be borne directly or indirectly by OFFIT Fund, Evergreen Fund or their shareholders.

         If OFFIT Fund shareholders do not approve the Merger, the Directors of The OFFIT Variable Insurance Fund, Inc. will consider other possible courses of action which may be in the best interest of shareholders.

         At or prior to the Closing Date, OFFIT Fund will have declared a dividend and distribution which together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) substantially all of the Fund's net investment company taxable income for the taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax-exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after the reductions for any capital loss carryforward).

Federal Income Tax Consequences

         The Merger is intended to qualify for federal income tax purposes as a tax free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Merger, OFFIT Fund and Evergreen Fund will each receive an opinion from Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Merger:

         (1) The transfer of all of the assets of OFFIT Fund solely in exchange for shares of Evergreen Fund and the assumption by Evergreen Fund of the identified liabilities of OFFIT Fund followed by the distribution of Evergreen Fund's shares to the shareholders of OFFIT Fund in liquidation of OFFIT Fund will constitute a "reorganization" within the meaning of section 368(a)(1)(F) of the Code, and Evergreen Fund and OFFIT Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by Evergreen Fund upon the receipt of the assets of OFFIT Fund solely in exchange for the shares of Evergreen Fund and the assumption by Evergreen Fund of the identified liabilities of OFFIT Fund;

         (3) No gain or loss will be recognized by OFFIT Fund on the transfer of its assets to Evergreen Fund in exchange for Evergreen Fund's shares and the assumption by Evergreen Fund of the identified liabilities of OFFIT Fund or upon the distribution (whether actual or constructive) of Evergreen Fund's shares to OFFIT Fund's shareholders in exchange for their shares of OFFIT Fund;

         (4) No gain or loss will be recognized by OFFIT Fund's shareholders upon the exchange of their shares of OFFIT Fund for shares of Evergreen Fund in liquidation of OFFIT Fund;

         (5) The aggregate tax basis of the shares of Evergreen Fund received by each shareholder of OFFIT Fund pursuant to the Merger will be the same as the aggregate tax basis of the shares of OFFIT Fund held by such shareholder immediately prior to the Merger, and the holding period of the shares of Evergreen Fund received by each shareholder of OFFIT Fund will include the period during which the shares of OFFIT Fund exchanged therefor were held by such shareholder (provided that the shares of OFFIT Fund were held as a capital asset on the date of the Merger); and

(6) The tax basis of the assets of OFFIT Fund acquired by Evergreen Fund will be the same as the tax basis of such assets to OFFIT Fund immediately prior to the Merger, and the holding period of such assets in the hands of Evergreen Fund will include the period during which the assets were held by OFFIT Fund.

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Merger is consummated but does not qualify as a tax free reorganization under the Code, a shareholder of OFFIT Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of Evergreen Fund shares he or she received. Shareholders of OFFIT Fund should consult their tax advisors regarding the effect, if any, of the proposed Merger in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Merger, shareholders of OFFIT Fund should also consult their tax advisors as to the state and local tax consequences, if any, of the Merger.

Pro-forma Capitalization

         The following table sets forth the capitalization of OFFIT Fund as of June 30, 2002 and the capitalization of Evergreen Fund on a pro forma basis as of June 30, 2002, giving effect to the proposed acquisition of assets at net asset value. As a newly created series, Evergreen Fund will have nominal assets and liabilities immediately preceding the Closing Date. The pro forma data reflects an exchange ratio of 1.00 shares of Evergreen Fund issued for each share of OFFIT Fund.

           Capitalization of OFFIT Fund and Evergreen Fund (Pro Forma)
         ---------------------------------- ---------------------------------- ---------------------------------------
                                                       OFFIT Fund                    Evergreen Fund (Pro Forma)

         Net Assets

         Class 1 or OFFIT Fund                                    $30,190,144                             $30,190,144
         Class 2                                                          N/A                                       0
                                                                          ---                                       -
         Total Net Assets                                         $30,190,144                             $30,190,144

         Class 1 or OFFIT Fund                                         $11.52                                  $11.52
         Class 2                                                          N/A                                       0

         Class 1 or OFFIT Fund                                      2,620,638                               2,620,638
         Class 2                                                          N/A                                       0
                                                                          ---                                       -
         Total Shares Outstanding                                   2,620,638                               2,620,638
         ---------------------------------- ---------------------------------- ---------------------------------------


Purchase and Redemption Procedures

         Shares of each Fund are sold only to separate accounts funding variable annuity contracts and variable life insurance policies issued by American General Life Insurance Company, Kemper Investors Life Insurance Company, or Security Equity Life Insurance. Shareholders may not purchase or redeem shares of the Fund directly. Shareholders should refer to the prospectus of the variable annuity contracts or variable life insurance policies for information on how to purchase such contracts or policies and how to redeem funds or change investment options.

         The separate accounts of the participating insurance companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts or variable life insurance policies issued by the participating insurance companies) to be effected on that day pursuant to the contracts or policies.

         Orders are effected at net asset value per share determined on that same date, without the imposition of any sales commission or redemption charge. The insurance company uses the net asset value to calculate the value of your interest in your contract.

Dividend Policy

         Each Fund distributes its investment company taxable income annually and its net realized gains, if any, at least annually to the separate accounts of participating insurance companies on the dividend record date. Dividends and distributions are always reinvested in additional shares of the respective Fund. See each Fund's prospectus for further information concerning dividends and distributions.

         After the Merger, separate accounts invested in OFFIT Fund will have dividends and/or distributions received from Evergreen Fund reinvested in shares of Evergreen Fund.

         OFFIT Fund has qualified and intends to continue to qualify, and Evergreen Fund intends to qualify, to be treated as regulated investment companies under the Code. To remain qualified as a regulated investment company, a Fund must distribute at least 90% of its taxable and tax-exempt income. While so qualified, so long as the Fund distributes substantially all of its net investment company taxable and tax-exempt income and any net realized gains to shareholders, it is expected that the Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

                       INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

         Evergreen Fund is a series of Evergreen Variable Annuity Trust, an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to insurance company separate accounts or retirement plans. Evergreen Variable Annuity Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. OFFIT Fund is a series of The OFFIT Variable Insurance Fund, Inc., an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to insurance company separate accounts or retirement plans. The OFFIT Variable Insurance Fund, Inc. is organized as a Maryland corporation and is governed by its Articles of Incorporation, By-Laws, a Board of Directors and by applicable Maryland and federal law.

Capitalization

         The beneficial interests in Evergreen Fund are represented by an unlimited number of transferable shares of beneficial interest, $0.001 par value per share. The interests in OFFIT Fund are represented by nine billion shares of common stock with a par value of $0.001 per share. Each Fund's governing documents permit the respective Directors/Trustees of each Corporation/Trust to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Directors/Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Fund. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Directors/Trustees. Shareholders of each Fund vote separately, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, approval of or amendments to investment advisory agreements or proposed mergers that affect only their particular Fund.

Shareholder Liability

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that Evergreen Variable Annuity Trust or a shareholder is subject to the jurisdiction of a court that does not apply Delaware law, shareholders of Evergreen Variable Annuity Trust may be subject to liability. To guard against this risk, the Declaration of Trust of Evergreen Variable Annuity Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen Variable Annuity Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen Variable Annuity Trust is remote.

       Under the applicable Maryland law, shareholders are not personally liable for the obligations of The OFFIT Variable Insurance Fund, Inc.

Shareholder Meetings and Voting Rights

         Neither Evergreen Variable Annuity Trust on behalf of Evergreen Fund nor The OFFIT Variable Insurance Fund, Inc. on behalf of OFFIT Fund is required to hold annual meetings of shareholders. However, each of Evergreen Variable Annuity Trust and The OFFIT Variable Insurance Fund, Inc. is required to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee/Director when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen Variable Annuity Trust or The OFFIT Variable Insurance Fund, Inc. A meeting of shareholders may be called for any purpose when requested in writing by the holders of at least 25% of the outstanding shares of The OFFIT Variable Insurance Fund, Inc. entitled to vote. In addition, each of Evergreen Variable Annuity Trust and The OFFIT Variable Insurance Fund, Inc. is required to call a meeting of shareholders for the purpose of electing Trustees/Directors if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Evergreen Variable Annuity Trust nor The OFFIT Variable Insurance Fund, Inc. currently intends to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to Evergreen Fund, 25% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter; with respect to OFFIT Fund, 33 1/3% of the outstanding shares entitled to vote constitutes a quorum for consideration of a matter. For each Fund, a majority (greater than 50%) of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

         Under the Declaration of Trust of Evergreen Variable Annuity Trust, each share of Evergreen Fund will be entitled to one vote for each dollar or fraction of a dollar of net asset value applicable to such share. Under the Articles of Incorporation of The OFFIT Variable Insurance Fund, Inc., as to any matter on which the shareholder is entitled to vote, each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

Liquidation

         In the event of the liquidation of Evergreen Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund over the liabilities belonging to the Fund. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the Fund held by them and recorded on the books of the Fund. In the event of termination of OFFIT Fund, upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to the Fund or class, the Directors will distribute the remaining assets belonging to the Fund or class ratably among the holders of outstanding shares of the Fund.

Liability and Indemnification of Directors/Trustees

         Under the Declaration of Trust of Evergreen Variable Annuity Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

       Under the Articles of Incorporation and By-Laws of The OFFIT Variable Insurance Fund, Inc., a Director is liable only for his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Each Director is indemnified by The OFFIT Variable Insurance Fund, Inc. under its Articles of Incorporation and By-Laws Fund to the fullest extent permitted by Maryland law against liability and all expenses, including the cost of litigation, incurred by him as a result of any legal action in which he becomes involved by virtue of his being a Director, unless it is determined that the Director acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen Variable Annuity Trust, Articles of Incorporation of The OFFIT Variable Insurance Fund, Inc., their respective By-Laws and Delaware and Maryland law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, Articles of Incorporation, By-Laws and Delaware and Maryland law directly for more complete information.

                    VOTING INFORMATION CONCERNING THE MEETING

         This prospectus/proxy statement is being sent to shareholders of OFFIT Fund in connection with a solicitation of proxies by the Directors of The OFFIT Variable Insurance Fund, Inc. to be used at the Special Meeting of Shareholders (the "Meeting") to be held at 10:00 a.m., on November 1, 2002, at the OFFIT Fund's offices at 520 Madison Avenue, New York, NY 10022-4213 and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of OFFIT Fund on or about September 27, 2002. Only shareholders of record as of the close of business on August 30, 2002 (the "Record Date") will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

         If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Merger and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and
(ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of The OFFIT Variable Insurance Fund, Inc. at the address set forth on the cover of this prospectus/proxy statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Merger contemplated thereby.

         Approval of the Merger will require the affirmative vote of a majority (greater than 50%) of OFFIT Fund's shares voted and entitled to vote at the Meeting, assuming a quorum (at least 33 1/3% of the Fund's shares entitled to vote) is present. In voting for the Merger, all classes of OFFIT Fund will vote together as if they were a single class, and each share will be entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of OFFITBANK, its affiliates or other representatives of OFFIT Fund (who will not be paid for their soliciting activities). In addition, Georgeson Shareholder Communications, Inc., the Fund's proxy solicitor, may make proxy solicitations. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail or by Internet, or vote by telephone or attend in person. (See the back of this prospectus/proxy statement for voting instructions.) Any proxy given by you is revocable.

         If OFFIT Fund shareholders do not vote to approve the Merger, the Directors of The OFFIT Variable Insurance Fund, Inc. will consider other possible courses of action in the best interests of shareholders. In the event that sufficient votes to approve the proposal are not received before the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by a plurality of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Merger will not be entitled under either Maryland law or the Articles of Incorporation of The OFFIT Variable Insurance Fund, Inc. to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of Evergreen Fund subject to any insurance company separate account or plan restrictions, which they receive in the transaction at their then-current net asset value. Shares of OFFIT Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of OFFIT Fund subject to any insurance company separate account or plan restrictions, may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

         OFFIT Fund does not hold annual shareholder meetings. If the Merger is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of The OFFIT Variable Insurance Fund, Inc. at the address set forth on the cover of this prospectus/proxy statement so that they will be received by the Fund in a reasonable period of time prior to the meeting.

         The votes of the shareholders of Evergreen Fund are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

Shareholder Information

         As of the Record Date, 2,613,830.883 shares of common stock of OFFIT Fund were outstanding.

         As of July 31, 2002, the officers and Directors of The OFFIT Variable Insurance Fund, Inc. beneficially owned as a group less than 1% of each class of the outstanding shares of OFFIT Fund. To The OFFIT Variable Insurance Fund, Inc.'s knowledge, the following persons owned beneficially or of record more than 5% of the following Classes of OFFIT Fund's outstanding shares as of July 31, 2002:

-------------------------------------------   ----------- -------------------- ----------------------   -------------------------
Name and Address                               Class        No. of Shares      Percentage of Shares     Percentage of Shares of
----------------                               -----        -------------      ---------------------    -----------------------
                                                                               of Class Before Merger      Class After Merger
--------------------------------------------   -----      ------------------   ----------------------   -------------------------
SECURITY EQUITY LIFE INSURANCE CO                           2,365,862.592            90.59%                    90.59%
C/O BONNIE HARRIS B1-08
13045 TESSON FERRY RD
ST LOUIS, MO   63128
---------------------------------------------  -----      ------------------   ------------------------ -------------------------


         As of July 31, 2002, the officers and Trustees of Evergreen Variable Annuity Trust beneficially owned as a group less than 1% of each class of the outstanding shares of Evergreen Fund. To Evergreen Variable Annuity Trust's knowledge, no persons owned beneficially or of record more than 5% of Evergreen Fund's outstanding shares as of July 31, 2002.

         The proportionate voting by insurance companies of shares for which no proxies are returned may result in certain shareholders that can direct the vote of less than 5% of the outstanding shares of OFFIT Fund issuing instructions that affect the vote of 5% or more of the Fund's outstanding shares.

         THE DIRECTORS OF THE OFFIT VARIABLE INSURANCE FUND, INC. RECOMMEND APPROVAL OF THE PLAN. ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.



                        FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of OFFIT Fund as of December 31, 2001, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG LLP, independent auditors, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing. The Semi-Annual report of OFFIT Fund as of June 30, 2002, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement.

                                  LEGAL MATTERS

         Certain legal matters concerning the issuance of shares of Evergreen Fund will be passed upon by Sullivan & Worcester LLP, Washington, D.C.

                             ADDITIONAL INFORMATION

         OFFIT Fund and Evergreen Fund are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois
60661-2511 and Woolworth Building, 233 Broadway, New York, New York 10279, at prescribed rates.

                                 OTHER BUSINESS

         The Directors of The OFFIT Variable Insurance Fund, Inc. do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

September 27, 2002

                     INSTRUCTIONS FOR EXECUTING PROXY CARDS

     The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

     REGISTRATION                                    VALID SIGNATURE

     CORPORATE ACCOUNTS

     (1) ABC Corp.                                   ABC Corp.
     (2) ABC Corp.                                   John Doe, Treasurer
     (3) ABC Corp.                                   John Doe
           c/o John Doe, Treasurer

     (4) ABC Corp. Profit Sharing Plan              John Doe, Trustee


     TRUST ACOUNTS

     (1) ABC Trust                                   Jane B. Doe, Trustee
     (2) Jane B. Doe, Trustee                                 Jane B. Doe
           u/t/d 12/28/78


     CUSTODIAL OR ESTATE ACCOUNTS

     (1) John B. Smith, Cust.                      John B. Smith
         f/b/o John B. Smith, Jr. UGMA
     (2) John B. Smith                             John B. Smith, Jr., Executor

     After completing your proxy card, return it in the enclosed postage paid envelope.

                                INSTRUCTIONS FOR

            SHAREHOLDERS IN OFFIT VIF-U.S. GOVERNMENT SECURITIES FUND

         Since you are a shareholder in OFFIT Fund, you have the right to instruct American General Life Insurance Company, Kemper Investors Life Insurance Company or Security Equity Life Insurance Company ("Participating Companies") how to vote the OFFIT Fund shares they hold under your annuity contract or variable life insurance policy. You can do so by following the instructions on your proxy card. The Participating Companies will vote any OFFIT Fund shares for which it does not receive voting instructions in proportionately the same manner - For, Against, or Abstain - as shares for which it does receive instructions. For purposes of this prospectus/proxy statement, an annuity contract owner , variable life insurance policy owner or plan participant is referred to as a "shareholder" and the voting instruction form is referred to as a "proxy card."

         If you have any questions about the proxy card, please call Georgeson Shareholder Communications, Inc., our proxy solicitor, at 866-515-0318 (toll free).

                                                                      EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 31st day of August, 2002, by and between Evergreen Variable Annuity Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Acquiring Fund Trust"), with respect to its Evergreen Offit VA U.S. Government Securities Fund series (the "Acquiring Fund"), and The Offit Variable Insurance Fund, Inc., a Maryland corporation, with its principal place of business at 400 Bellevue Parkway, Wilmington, Delaware, 19809 (the "Selling Fund Corporation"), with respect to its OFFIT VIF-U.S. Government Fund series (the "Selling Fund").

           This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class 1 shares of beneficial interest, $0.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares pro rata to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Acquiring Fund Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein.

         WHEREAS, the Directors of the Selling Fund Corporation have determined that the Selling Fund should exchange all of its assets, and the identified liabilities for Acquiring Fund Shares on the terms and conditions herein set forth, that such exchange is in the best interests of the Selling Fund and that the interests of the Selling Fund's existing shareholders will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

         TRANSFER OF ASSETS OF THE SELLING  FUND IN EXCHANGE  FOR THE  ACQUIRING
FUND SHARES AND ASSUMPTION OF SELLING FUND LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that are owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge prior to the Closing Date all of its known liabilities and obligations that are due and payable as of the Closing Date. The Acquiring Fund shall assume those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities of the Selling Fund, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement (as defined in paragraph 4.1(o)) which has been or will be distributed to shareholders of the Selling Fund.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to such class by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of shares of the Selling Fund will receive Class 1 shares of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about November 11, 2002 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern time at the offices of the Evergreen Funds, 200 Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.3 TRANSFER AGENT'S CERTIFICATE. PFPC, Inc., as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. Evergreen Service Company, as transfer agent for the Acquiring Fund, shall deliver at the Closing a certificate as to the opening on the Acquiring Fund's share transfer books of accounts in the names of the Selling Fund Shareholders. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company to issue and deliver a confirmation to the Secretary of the Selling Fund Corporation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Selling Fund's account or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Maryland corporation that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of the Selling Fund Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The unaudited financial statements of the Selling Fund at June 30, 2002 have been prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since June 30, 2002 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year substantially all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information furnished by the Selling Fund to the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Selling Fund Corporation or the Selling Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2   REPRESENTATIONS   OF  THE  ACQUIRING  FUND.  The  Acquiring  Fund
represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) As of the date of the Reorganization, the current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

         (f) The Acquiring Fund has no known liabilities of a material amount, contingent or otherwise.

                  (g) The Acquiring Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and will distribute in each such year all net investment income and realized capital gains.

                  (h) At the time of the Reorganization, all issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. At the time of the Reorganization, the Acquiring Fund will not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor will there be outstanding any security convertible into any Acquiring Fund Shares.

                  (i) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (j) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (k) The information furnished by the Acquiring Fund to the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (l) As of the effective date of the Registration Statement, the date of the meeting of the shareholders of the Selling Fund and the Closing Date, the Prospectus/Proxy Statement, insofar as it relates to the Acquiring Fund Trust or the Acquiring Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (m) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V
                COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.3 APPROVAL BY SHAREHOLDERS. The Selling Fund Corporation will call a meeting of the shareholders of the Selling Fund to act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG LLP and certified by the Selling Fund Corporation's President and Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by a duly authorized officer of the Acquiring Fund Trust, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Fund Trust's Declaration of Trust or By-Laws or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only  insofar as they relate to the  Acquiring  Fund,  the descriptions in the Prospectus/Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Acquiring Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (g) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Acquiring Fund Trust's officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Acquiring Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Acquiring Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Selling Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Selling Fund Corporation and the Selling Fund.

         Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by a duly authorized officer of the Selling Fund Corporation, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund Corporation.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Kramer, Levin, Naftalis & Frankel, LLP, counsel to the Selling Fund, in a form reasonably satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a corporation duly organized, validly existing and in good standing under the laws of State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Maryland corporation registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Fund Corporation's Articles of Incorporation or By-laws, or a material violation of any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus/Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Selling Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

         Such counsel shall also state that they have participated in conferences with officers and other representatives of the Selling Fund at which the contents of the Prospectus/Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Prospectus/Proxy Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of the Selling Fund Corporation's officers and other representatives of the Selling Fund), no facts have come to their attention that lead them to believe that the Prospectus/Proxy Statement as of its date, as of the date of the meeting of the shareholders of the Selling Fund, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Selling Fund or necessary, in light of the circumstances under which they were made, to make the statements therein regarding the Selling Fund not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or any financial or statistical data, or as to the information relating to the Acquiring Fund, contained in the Prospectus/Proxy Statement or the Registration Statement, and that such opinion is solely for the benefit of the Acquiring Fund Trust and the Acquiring Fund.

         Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Kramer, Levin, Naftalis & Frankel, LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus/Proxy Statement include and relate to only the text of such Prospectus/Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

                            FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Fund Corporation's Articles of Incorporation and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares pro rata to the Selling Fund Shareholders in liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.5.

         8.6 The Acquiring Fund shall have received from KPMG, LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

         (a) they are independent auditors with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by the Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG, LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the net asset value per share of the Selling Fund as of the Valuation Date was computed and the valuation of the portfolio was consistent with the valuation practices of the Acquiring Fund.

         8.7 The Selling Fund shall have received from KPMG LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

         (a) they are independent auditors with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus/Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (c) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement and Prospectus/Proxy Statement agree with underlying accounting records of the Acquiring Fund or with written estimates by the Acquiring Fund's management and were found to be mathematically correct.

                                                     ARTICLE IX

                                                      EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Evergreen Investment Management Company, LLC or one of its affiliates. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

         (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Fund Trust, the Selling Fund Corporation, or the respective Trustees, Directors or officers, to the other party, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Shareholders without their further approval.

                                  ARTICLE XIII

                  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided, however, that the due authorization, execution and delivery of this Agreement, in the case of the Selling Fund, shall be governed and construed in accordance with the laws of the State of Maryland without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 With respect to the Acquiring Fund Trust, the names used herein refer respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Delaware which are hereby referred to and are also on file at the principal offices of the Acquiring Fund Trust. The obligations of the Acquiring Fund Trust entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Acquiring Fund Trust, as the case may be, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Acquiring Fund Trust personally, but bind only the trust property, and all persons dealing with the Acquiring Fund must look solely to the trust property belonging to the Acquiring Fund for the enforcement of any claims against the Acquiring Fund.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                        EVERGREEN VARIABLE ANNUITY TRUST

         ON BEHALF OF EVERGREEN OFFIT VA U.S. GOVERNMENT SECURITIES FUND

                                            By: /s/ Michael H. Koonce

                                            Name: Michael H. Koonce

                                            Title:   Authorized Officer

         THE OFFIT VARIABLE INSURANCE FUND, INC. ON BEHALF OF OFFIT VIF-U.S. GOVERNMENT SECURITIES FUND


                                            By: /s/ Vincent Rella

                                            Name: Vincent Rella

                                            Title:   Authorized Officer

                                            October 2, 2002



EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re: Evergreen Variable Annuity Trust (the "Trust")
         Evergreen Offit VA U.S. Government Securities Fund
         Nos. 333-98627/811-08716

Ladies and Gentlemen:

     Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), enclosed is a revised version of the prospectus/proxy statement contained in the Trust's Form N-14AE/A Pre-Effective Amendment No. 2 to Registration Statement No. 333-98627/811-08716) filed on September 27, 2002. Revised text has been marked with revision tags.

     If you have any questions or would like further information, please call me at (617) 210-3681.


                                             Very truly yours,

                                             /s/ Allison McLellan

                                             Allison McLellan